Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 31, 2018
Registrant Name	MFS SERIES TRUST X
Central Index Key	0000783740
Amendment Flag	false
Document Creation Date	Sep. 27, 2018
Document Effective Date	Sep. 28, 2018
Prospectus Date	Sep. 28, 2018
MFS® Aggressive Growth Allocation Fund | A
Prospectus:
Trading Symbol	MAAGX
MFS® Aggressive Growth Allocation Fund | R4
Prospectus:
Trading Symbol	MAALX
MFS® Aggressive Growth Allocation Fund | 529A
Prospectus:
Trading Symbol	EAGTX
MFS® Aggressive Growth Allocation Fund | 529B
Prospectus:
Trading Symbol	EBAAX
MFS® Aggressive Growth Allocation Fund | 529C
Prospectus:
Trading Symbol	ECAAX
MFS® Aggressive Growth Allocation Fund | B
Prospectus:
Trading Symbol	MBAGX
MFS® Aggressive Growth Allocation Fund | C
Prospectus:
Trading Symbol	MCAGX
MFS® Aggressive Growth Allocation Fund | I
Prospectus:
Trading Symbol	MIAGX
MFS® Aggressive Growth Allocation Fund | R1
Prospectus:
Trading Symbol	MAAFX
MFS® Aggressive Growth Allocation Fund | R2
Prospectus:
Trading Symbol	MAWAX
MFS® Aggressive Growth Allocation Fund | R3
Prospectus:
Trading Symbol	MAAHX
MFS® Blended Research® Growth Equity Fund | A
Prospectus:
Trading Symbol	BRWAX
MFS® Blended Research® Growth Equity Fund | B
Prospectus:
Trading Symbol	BRWBX
MFS® Blended Research® Growth Equity Fund | C
Prospectus:
Trading Symbol	BRWCX
MFS® Blended Research® Growth Equity Fund | I
Prospectus:
Trading Symbol	BRWJX
MFS® Blended Research® Growth Equity Fund | R1
Prospectus:
Trading Symbol	BRWRX
MFS® Blended Research® Growth Equity Fund | R2
Prospectus:
Trading Symbol	BRWSX
MFS® Blended Research® Growth Equity Fund | R3
Prospectus:
Trading Symbol	BRWTX
MFS® Blended Research® Growth Equity Fund | R4
Prospectus:
Trading Symbol	BRWUX
MFS® Blended Research® Growth Equity Fund | R6
Prospectus:
Trading Symbol	BRWVX
MFS® Blended Research® Mid Cap Equity Fund | A
Prospectus:
Trading Symbol	BMSFX
MFS® Blended Research® Mid Cap Equity Fund | B
Prospectus:
Trading Symbol	BMSBX
MFS® Blended Research® Mid Cap Equity Fund | C
Prospectus:
Trading Symbol	BMSDX
MFS® Blended Research® Mid Cap Equity Fund | I
Prospectus:
Trading Symbol	BMSLX
MFS® Blended Research® Mid Cap Equity Fund | R1
Prospectus:
Trading Symbol	BMSRX
MFS® Blended Research® Mid Cap Equity Fund | R2
Prospectus:
Trading Symbol	BMSSX
MFS® Blended Research® Mid Cap Equity Fund | R3
Prospectus:
Trading Symbol	BMSTX
MFS® Blended Research® Mid Cap Equity Fund | R4
Prospectus:
Trading Symbol	BMSVX
MFS® Blended Research® Mid Cap Equity Fund | R6
Prospectus:
Trading Symbol	BMSYX
MFS® Blended Research® Small Cap Equity Fund | A
Prospectus:
Trading Symbol	BRSDX
MFS® Blended Research® Small Cap Equity Fund | B
Prospectus:
Trading Symbol	BRSBX
MFS® Blended Research® Small Cap Equity Fund | C
Prospectus:
Trading Symbol	BRSHX
MFS® Blended Research® Small Cap Equity Fund | I
Prospectus:
Trading Symbol	BRSJX
MFS® Blended Research® Small Cap Equity Fund | R1
Prospectus:
Trading Symbol	BRSPX
MFS® Blended Research® Small Cap Equity Fund | R2
Prospectus:
Trading Symbol	BRSSX
MFS® Blended Research® Small Cap Equity Fund | R3
Prospectus:
Trading Symbol	BRSTX
MFS® Blended Research® Small Cap Equity Fund | R4
Prospectus:
Trading Symbol	BRSUX
MFS® Blended Research® Small Cap Equity Fund | R6
Prospectus:
Trading Symbol	BRSYX
MFS® Blended Research® Small Cap Equity Fund | 529A
Prospectus:
Trading Symbol	BRSNX
MFS® Blended Research® Small Cap Equity Fund | 529B
Prospectus:
Trading Symbol	BRSQX
MFS® Blended Research® Small Cap Equity Fund | 529C
Prospectus:
Trading Symbol	BRSWX
MFS® Blended Research® Value Equity Fund | A
Prospectus:
Trading Symbol	BRUDX
MFS® Blended Research® Value Equity Fund | B
Prospectus:
Trading Symbol	BRUEX
MFS® Blended Research® Value Equity Fund | C
Prospectus:
Trading Symbol	BRUGX
MFS® Blended Research® Value Equity Fund | I
Prospectus:
Trading Symbol	BRUHX
MFS® Blended Research® Value Equity Fund | R1
Prospectus:
Trading Symbol	BRUJX
MFS® Blended Research® Value Equity Fund | R2
Prospectus:
Trading Symbol	BRUKX
MFS® Blended Research® Value Equity Fund | R3
Prospectus:
Trading Symbol	BRULX
MFS® Blended Research® Value Equity Fund | R4
Prospectus:
Trading Symbol	BRUMX
MFS® Blended Research® Value Equity Fund | R6
Prospectus:
Trading Symbol	BRUNX
MFS® Conservative Allocation Fund | A
Prospectus:
Trading Symbol	MACFX
MFS® Conservative Allocation Fund | R4
Prospectus:
Trading Symbol	MACJX
MFS® Conservative Allocation Fund | 529A
Prospectus:
Trading Symbol	ECLAX
MFS® Conservative Allocation Fund | 529B
Prospectus:
Trading Symbol	EBCAX
MFS® Conservative Allocation Fund | 529C
Prospectus:
Trading Symbol	ECACX
MFS® Conservative Allocation Fund | B
Prospectus:
Trading Symbol	MACBX
MFS® Conservative Allocation Fund | C
Prospectus:
Trading Symbol	MACVX
MFS® Conservative Allocation Fund | I
Prospectus:
Trading Symbol	MACIX
MFS® Conservative Allocation Fund | R1
Prospectus:
Trading Symbol	MACKX
MFS® Conservative Allocation Fund | R2
Prospectus:
Trading Symbol	MCARX
MFS® Conservative Allocation Fund | R3
Prospectus:
Trading Symbol	MACNX
MFS® Emerging Markets Equity Fund | A
Prospectus:
Trading Symbol	MEMAX
MFS® Emerging Markets Equity Fund | B
Prospectus:
Trading Symbol	MEMBX
MFS® Emerging Markets Equity Fund | C
Prospectus:
Trading Symbol	MEMCX
MFS® Emerging Markets Equity Fund | I
Prospectus:
Trading Symbol	MEMIX
MFS® Emerging Markets Equity Fund | R1
Prospectus:
Trading Symbol	MEMRX
MFS® Emerging Markets Equity Fund | R2
Prospectus:
Trading Symbol	MEMFX
MFS® Emerging Markets Equity Fund | R3
Prospectus:
Trading Symbol	MEMGX
MFS® Emerging Markets Equity Fund | R4
Prospectus:
Trading Symbol	MEMHX
MFS® Emerging Markets Equity Fund | R6
Prospectus:
Trading Symbol	MEMJX
MFS® Growth Allocation Fund | A
Prospectus:
Trading Symbol	MAGWX
MFS® Growth Allocation Fund | R4
Prospectus:
Trading Symbol	MAGJX
MFS® Growth Allocation Fund | 529A
Prospectus:
Trading Symbol	EAGWX
MFS® Growth Allocation Fund | 529B
Prospectus:
Trading Symbol	EBGWX
MFS® Growth Allocation Fund | 529C
Prospectus:
Trading Symbol	ECGWX
MFS® Growth Allocation Fund | B
Prospectus:
Trading Symbol	MBGWX
MFS® Growth Allocation Fund | C
Prospectus:
Trading Symbol	MCGWX
MFS® Growth Allocation Fund | I
Prospectus:
Trading Symbol	MGWIX
MFS® Growth Allocation Fund | R1
Prospectus:
Trading Symbol	MAGMX
MFS® Growth Allocation Fund | R2
Prospectus:
Trading Symbol	MGALX
MFS® Growth Allocation Fund | R3
Prospectus:
Trading Symbol	MAGEX
MFS® International Diversification Fund | A
Prospectus:
Trading Symbol	MDIDX
MFS® International Diversification Fund | R4
Prospectus:
Trading Symbol	MDITX
MFS® International Diversification Fund | B
Prospectus:
Trading Symbol	MDIFX
MFS® International Diversification Fund | C
Prospectus:
Trading Symbol	MDIGX
MFS® International Diversification Fund | I
Prospectus:
Trading Symbol	MDIJX
MFS® International Diversification Fund | R1
Prospectus:
Trading Symbol	MDIOX
MFS® International Diversification Fund | R2
Prospectus:
Trading Symbol	MDIKX
MFS® International Diversification Fund | R3
Prospectus:
Trading Symbol	MDIHX
MFS® International Diversification Fund | R6
Prospectus:
Trading Symbol	MDIZX
MFS® International Growth Fund | A
Prospectus:
Trading Symbol	MGRAX
MFS® International Growth Fund | B
Prospectus:
Trading Symbol	MGRBX
MFS® International Growth Fund | C
Prospectus:
Trading Symbol	MGRCX
MFS® International Growth Fund | I
Prospectus:
Trading Symbol	MQGIX
MFS® International Growth Fund | R6
Prospectus:
Trading Symbol	MGRDX
MFS® International Growth Fund | R4
Prospectus:
Trading Symbol	MGRVX
MFS® International Growth Fund | R1
Prospectus:
Trading Symbol	MGRRX
MFS® International Growth Fund | R2
Prospectus:
Trading Symbol	MGRQX
MFS® International Growth Fund | R3
Prospectus:
Trading Symbol	MGRTX
MFS® International Value Fund | A
Prospectus:
Trading Symbol	MGIAX
MFS® International Value Fund | B
Prospectus:
Trading Symbol	MGIBX
MFS® International Value Fund | C
Prospectus:
Trading Symbol	MGICX
MFS® International Value Fund | I
Prospectus:
Trading Symbol	MINIX
MFS® International Value Fund | R6
Prospectus:
Trading Symbol	MINJX
MFS® International Value Fund | R1
Prospectus:
Trading Symbol	MINRX
MFS® International Value Fund | R2
Prospectus:
Trading Symbol	MINFX
MFS® International Value Fund | R3
Prospectus:
Trading Symbol	MINGX
MFS® International Value Fund | R4
Prospectus:
Trading Symbol	MINHX
MFS® Managed Wealth Fund | A
Prospectus:
Trading Symbol	MNWAX
MFS® Managed Wealth Fund | B
Prospectus:
Trading Symbol	MNWBX
MFS® Managed Wealth Fund | C
Prospectus:
Trading Symbol	MNWCX
MFS® Managed Wealth Fund | I
Prospectus:
Trading Symbol	MNWIX
MFS® Managed Wealth Fund | R1
Prospectus:
Trading Symbol	MNWRX
MFS® Managed Wealth Fund | R2
Prospectus:
Trading Symbol	MNWSX
MFS® Managed Wealth Fund | R3
Prospectus:
Trading Symbol	MNWTX
MFS® Managed Wealth Fund | R4
Prospectus:
Trading Symbol	MNWUX
MFS® Managed Wealth Fund | R6
Prospectus:
Trading Symbol	MNWZX
MFS® Moderate Allocation Fund | A
Prospectus:
Trading Symbol	MAMAX
MFS® Moderate Allocation Fund | R4
Prospectus:
Trading Symbol	MAMJX
MFS® Moderate Allocation Fund | 529A
Prospectus:
Trading Symbol	EAMDX
MFS® Moderate Allocation Fund | 529B
Prospectus:
Trading Symbol	EBMDX
MFS® Moderate Allocation Fund | 529C
Prospectus:
Trading Symbol	ECMAX
MFS® Moderate Allocation Fund | B
Prospectus:
Trading Symbol	MMABX
MFS® Moderate Allocation Fund | C
Prospectus:
Trading Symbol	MMACX
MFS® Moderate Allocation Fund | I
Prospectus:
Trading Symbol	MMAIX
MFS® Moderate Allocation Fund | R1
Prospectus:
Trading Symbol	MAMFX
MFS® Moderate Allocation Fund | R2
Prospectus:
Trading Symbol	MARRX
MFS® Moderate Allocation Fund | R3
Prospectus:
Trading Symbol	MAMHX